EQUITY (Narrative) (Details)	1 Months Ended						2 Months Ended	4 Months Ended	12 Months Ended					13 Months Ended	189 Months Ended
	Sep. 30, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) ₪ / shares shares	Sep. 30, 2020 USD ($) shares	Feb. 28, 2019 USD ($) $ / shares shares	Oct. 31, 2018 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 Share ₪ / shares shares	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($) shares	Dec. 31, 2018 ₪ / shares shares	Dec. 31, 2021 USD ($) Share shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 USD ($) Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Underwritten public offering | shares		14,375,000			1,866,667
Public offering price | $ / shares		$ 2.40			$ 8.25
Proceeds from public offering, gross					$ 15,400,000
Proceeds from public offering, net					$ 14,100,000
Issuance expense										$ 0	$ 784,000		$ 417,000
Gross proceeds										$ 50,407,000	$ 19,246,000		$ 20,297,000
Remaining authorized unissued ordinary shares | shares																5,700,000
Option outstanding | Share												19,358,913				40,956,214		35,981,579
Weighted average contractual life										8 years	8 years 7 months 6 days		8 years 7 months 6 days
Risk-free interest rate (%)										1.00%	1.00%		3.00%
Average standard deviation										67.00%	63.00%		61.00%
Remaining unrecognized deferred compensation expense										$ 1,100,000
Compensation cost										$ 2,602,000	$ 2,764,000		$ 2,214,000
H C Wainwright And Co Llc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non operating expense	$ 100,000			$ 200,000
Gross proceeds				18,500,000				$ 1,100,000						$ 24,500,000
Sale of stock | shares								402,327		4,745,368				7,381,101
Aggregate offering price	$ 25,000,000		$ 25,000,000	$ 25,000,000										$ 25,000,000
Percentage of commission on sales agreement			3.00%	3.00%
2003 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares, issued | shares																43,801,214
Option vested										514,151
Performance Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option outstanding | Share												2,225,704				4,084,748		2,421,799
Weighted average exercise price outstanding | ₪ / shares									₪ 0.10			₪ 0.10					₪ 0.10
Underwater Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares, issued | shares			12,300,000	12,300,000
Weighted average exercise price | ₪ / shares			$ 2.64
Option outstanding			15,100,000	15,100,000
Revised weighted average exercise price | ₪ / shares			$ 1.00
Compensation cost				$ 200,000
Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price Of Share Issued | $ / shares					$ 11.25		$ 1.75
Change in fair value					$ 5,000,000					$ 2,354,000	$ 4,776,000
Exercisable term of warrant					five years
Issuance expense					$ 400,000
Options exercised										4,864,741	875,000
Fair value of the warrants																$ 1,253,000		$ 9,194,000
Risk-free interest rate (%)										0.39%
Average standard deviation										80.80%
Registered direct offerings sales | shares							7,653,145
Warrants expiration period							two and half years
Exercise price of warrants | $ / shares							$ 2.25
Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of the warrants																$ 1,000,000
Risk-free interest rate (%)										0.45%
Average standard deviation										73.80%
Aggregate offering price		$ 34,500,000
Warrants issued to purchase shares | shares		718,750
Warrants expiration period		five years
Exercise price of warrants | $ / shares		$ 3.00
Proceeds from warrant issue, net		$ 31,400,000
Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares, issued | shares												225,000			371,523	2,700,000
Weighted average exercise price | ₪ / shares									0.66			₪ 0.90			₪ 7.86
Option vested and exercised										The options to consultants generally vest over four years and may be exercised for periods of between five and ten years.
Option outstanding | Share																2,845,000
Weighted average contractual life										8 years 7 months 6 days
Weighted average exercise price outstanding | ₪ / shares									₪ 1.05
Loan Agreement With Kreos Capital [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued to purchase warrant | shares						63,837
Exercise Price Of Share Issued | $ / shares						$ 14.10
Loan Agreement With Kreos Capital [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value										$ 13,000	$ 8,000
Fair value of the warrants						$ 861,000										$ 42,000		55,000
Risk-free interest rate (%)						1.44%
Average standard deviation						73.89%
Loan Agreement With Kreos Capital [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change in fair value										$ 405,000	$ 377,000
Fair value of the warrants																$ 564,000		$ 969,000
Risk-free interest rate (%)										0.73%	95.70%
Investors [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants issued to purchase shares | shares							7,653,145
Placement Agent's Designees [Member] | Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount allocated to warrant							$ 5,700,000
Issuance expense							600,000
Aggregate offering price							$ 13,400,000
Warrants issued to purchase shares | shares							382,657
Warrants expiration period							two and half years
Exercise price of warrants | $ / shares							$ 2.1875
Proceeds from warrant issue, net							$ 12,000,000